UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

      FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED INVESTMENT COMPANIES

Investment Company Act file number: 811-8255

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235

(Address of  principal executive offices) (Zip code)

Jones & Keller, P.C.
1999 Broadway, Suite 3150
Denver, CO 80202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 527-9525

Date of fiscal year end: December 31st

Date of reporting period: June 30, 2012

ITEM 1.  Reports to Shareholders.

European Equity Fund;
REMS Real Estate Income 50/50 Fund; and
REMS Real Estate Value-Opportunity Fund

Semi-Annual Report to Shareholders

EUROPEAN EQUITY FUND
(formerly Eastern European Equity Fund)

A series of The World Funds, Inc.
A “Series” Investment Company

For the Six Months Ended
June 30, 2012 (unaudited)

VEEEX

Market Report for H1 2012

Markets Review:
Performances in U.S. Dollars, for H1 2012, from January 1, 2012 to June 29, 2012

MSCI Russia: H1 2012 -1.5%
Following the swing in oil prices, Russian equities rose during the first quarter of 2012 and fell during the second quarter. This resulted in flat year-to-date performance. Small companies were weaker than larger companies, as the global backdrop weighed on high-beta, illiquid stocks.

In terms of domestic news flow, there were some key developments on the political front. After elections in March cleared political risks, with the ruling camp staying in power, the formation of a cabinet in May was remarkable. It flagged the shift of power from the government to the presidential administration and may suggest a slower pace of reforms than was initially expected. All this did not bode well for government-controlled companies, as evidenced by the performance of the Utilities sector.

The Oil & Gas sector performed in line with the broad market (partly because it comprises the lion’s share of the market). There were some important domestic developments during the reporting period, including the introduction of a mineral extraction tax on gas that will absorb 80% of gains from a planned increase in Russia’s domestic natural gas prices (and resulted in Gazprom’s underperformance); the beginning of Arctic exploration as  Exxon signed agreements and received favorable tax treatment to explore the Kara Sea with state-controlled Rosneft; and BP’s proposed exit from TNK BP, which took a toll on sentiment in the sector . On the political side, the first half of the year was marked by privatization delay and the emergence of Sechin’s Rosneftegaz, which may shape the industry in the coming years with its expansion ambitions.

Financial companies also performed in line with the market. The Consumer sector was the best performer (+13%) because of Russia’s strong domestic story and the defensive nature of the underlying stocks. The country was the picture of macroeconomic health during the first half of 2012, with robust retail sales and personal income growth. Utilities sold off dramatically (-17%), mainly for regulatory reasons, as privatization plans took a U-turn and many companies became “strategic assets” with no privatization in view. Moreover, tariff decisions surprised on the downside. Material & Mining stocks broadly lagged the market (-9%) due to commodity price weakness. Overall, this depressed global sentiment towards the sector. Steel led the decline, dropping 24%.

MSCI Turkey: H1 2012 +25.4%
During the first half of 2012, the Istanbul Stock Exchange Index was one of the best performers in the Emerging Europe peer group. The main factors behind this performance were moderating oil prices (which helped shrink the current account deficit), Turkey’s credit rating upgrade, and appreciation of the Turkish lire (5%). Foreign ownership in Turkish equities edged up a little to 62.5% from 62.1% at the end of 2011.

Banks strongly outperformed Industrial companies. Banks were supported by Moody’s credit rating upgrade, which cited the well-capitalized Turkish banking system, and by a strong first quarter earnings season during which banks beat expectations across the board. This resulted in a row of ratings upgrades in the street. The alteration of the Central Bank of Turkey’s reserve requirement, which was expected to inject TL5.6 billion of liquidity into the system if fully realized, was additional good news for the Banking sector. Industrial stocks generally lagged Financials stocks in the first half of 2012; however, the sector’s performance in the second quarter was better amid global uncertainty as Consumer Staples and Telecom companies were considered more defensive.

MSCI Poland: H1 2012 +9.1%
In Poland, Fertilizers & Chemicals was the best performing sector throughout the first half of 2012. Companies in this sector, weathered the earnings season quite well. Banking stocks delivered performance that was broadly in line with markets (+11%), although the Financials sector was affected by swings in global sentiment. The fear of a share supply from state treasury also put a cap on performance. Energy stocks lagged, relative to the broad market, as did the Construction, sector where liquidity problems caused several companies to initiate bankruptcy procedures.

MSCI Hungary: H1 2012 +9.9%
Economic growth remains a key issue for Hungary. The country’s gross domestic product (GDP) contracted by 0.07% in the first quarter, and unemployment is at elevated levels. However, Hungary’s market performance was better than that of the Czech market, as investors speculated about a new European Union/International Monetary Fund (EU/IMF) deal that could stabilize the country’s financing and boost market valuation.

OTP Bank was the best performing stock (+11%). It is a proxy play on the Hungarian economy for those betting on an EU/IMF deal. Apart from that, there were some negative developments in the Financials sector, including the implementation of a mortgage-relief plan and the introduction of a transaction tax.

On the Oil & Gas front, MOL lost 6%. The company posted weak first quarter results because of lower output in its upstream segment and a weak external downstream environment. At the same time, MOL benefited from a government tax proposal that abolishes the crisis tax on energy companies next year. On the other side, the normal corporate tax rate in Hungary will increase to 30% from 19%.

MSCI Czech Republic: H1 2012 -7.5%
The Czech market was hurt by uncertainty about the country’s growth prospects as its GDP shrank by 0.8% during the first quarter. Government austerity programs and a drop in private consumption were largely responsible for the decline.

The Banking sector was the best performer, with Erste and Komercni up 10% and 5%, respectively, year-to-date. Energy companies underperformed the market. CEZ was affected by lower German electricity prices and lost 11%.

Performance (in USD) and Activity of the Fund
During the first half of the year, the Fund’s return was +0.5%  versus +2.0% for the Nomura Central Eastern Europe Index (Source: Bloomberg).This underperformance can be attributed primarily to the portfolio’s relatively high cash level, which averaged  7% during the first quarter, and was over 10% during the last two months of the second quarter.

Vontobel Asset Management, Inc.

Important Disclosure Statements

The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing.  The Fund's past performance does not guarantee future results.  The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-800-527-9525.   Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund's Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2012 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time.  Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information.  Nothing presented in this document may be construed as an offer to purchase or sell any security.

Nomura Composite -11 Index: an unmanaged index of equity securities traded on securities exchanges or established over-the-counter markets in Poland, the Czech Republic, Hungary, Slovakia, Croatia, Romania, Slovenia, Estonia, Latvia, Lithuania and Russia.  Returns do not include dividends and distributions and are expressed in U.S. dollars.  The comparative index is not adjusted to reflect deductions for fees, expenses or taxes that the U. S. Securities and Exchange Commission (the “SEC”) requires to be reflected in the fund’s performance.

EUROPEAN EQUITY FUND (formerly Eastern European Equity Fund)
PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
AS OF JUNE 30, 2012 (unaudited)

20%
15%
10%
5%
0%
Percentage of Net Assets
Airlines
Beverages
Cellular Telecom
Commercial Banks - Non-US
Diversified Operations
Electric-Distribution
Electric-Generation
Electric-Integrated
Electric-Transmission
Food - Retail
Gambling
Gold Mining
Metal-Diversified
Metal-Iron
Oil Comp-Explor, Prod & Integrated
Other
Property Casualty Insurance
Real Estate Operation/Development
Steel-Pipe, Tube & Producers
Telephone-Integrated
Web Portals/ISP
Industry Sector

EUROPEAN EQUITY FUND (formerly Eastern European Equity Fund) SCHEDULE OF INVESTMENTS June 30, 2012 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	COMMON STOCK	85.30%

	CZECH REPUBLIC	4.75%
22,000	CEZ		$760,846
2,900	Komercni Banka AS		503,697
			1,264,543

	GERMANY	0.91%
9,000	Magnat Real Estate Opps*		3,762
38,000	OPAP SA		238,266
			242,028

	GREAT BRITAIN	3.43%
124,700	Highland Gold Mining Ltd.		206,838
45,000	Swedbank AB		706,622
			913,460
	HUNGARY	0.31%
267,793	Ablon Group*		81,906

	POLAND	8.69%
11,000	Bank Pekao SA		499,850
19,679	Grupa Lotos SA*		164,680
45,000	Polski Koncern Naftowy*		467,007
7,000	Powszechny Zaklad Ubezpie		701,260
350,000	Tauron Polska Energia SA		479,754
			2,312,551

Number of Shares	Security Description	% of Net Assets	Fair Value
	RUSSIA	49.14%
190,000	Aeroflot-Russian International Air*		$223,250
37,000,000	Federal Grid Co. Unified CLS*		229,770
186,000	Gazprom OAO Spon ADR		1,753,980
4,100,000	Holding of Interregional Distribution*		254,200
23,000	JSC MMC Norilsk Spon ADR*		379,960
22,800	Lukoil Holdings Spon ADR		1,271,100
40,000	Magnit OJSC Spon GDR		1,203,200
11,000	Mail.RU Group LTD GDR REGS*		372,790
43,000	Mobile Telesystems Spon ADR		739,600
2,300,000	Mosenergo		95,910
7,000	Novatek OAO Spons GDR Regs		742,000
14,300	Novolipetsk Steel GDR Reg S		232,947
1	OAO Open Investments GDR*		2
5,607,199	OGK-2*		120,555
151,000	Rosneft Oil Co. OAO GDR Reg S		945,260
370,000	Rushydro Sponsored ADR Reg S*		883,930
73,700	Sberbank Sponsored ADR		797,434
60,000	Sberbank Sponsored ADR		645,000
30,000	Severstal GDR Reg S		351,900
140,000	VTB Bank OJSC-GDR		494,200
59,000	X 5 Retail Group NV Regs GDR*		1,342,250
			13,079,238

	TURKEY	18.07%
79,800	Akbank T AS		292,188
58,700	Akfen Holding AS*		302,591
60,000	Aksigorta AS		64,049
49,000	Coca-Cola Icecek AS		758,850
140,000	Haci Omer Sabanci Holding		588,496
47,000	Migros Ticaret AS*		465,321
360,000	Turk Hava Yollari AO*		633,186
Number of Shares	Security Description	% of Net Assets	Fair Value
110,000	Turk Telekomunikasyon AS		$449,004
320,000	Turkiye Garanti Bankasi		1,256,637
			4,810,322

	TOTAL INVESTMENTS:
	(Cost: $27,763,963)	85.30%	22,704,048
	Other assets, net ofliabilities	14.70%	3,913,179
	NET ASSETS	100.00%	$26,617,227

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceding the date of the Fund's related balance sheet.)

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

See Notes to Financial Statements

EUROPEAN EQUITY FUND (formerly Eastern European Equity Fund) STATEMENT OF ASSETS AND LIABILITIES June 30, 2012 (unaudited)
ASSETS
Investments at fair value (identified cost of $27,763,963) (Note 1)	$22,704,048
Cash	3,685,781
Foreign currency at fair value (cost of $39,398)	40,462
Receivable for capital stock sold	2,551
Dividends receivable	240,770
Tax reclaim receivable at fair value (cost of $5,151)	4,689
Prepaid expenses	38,177
TOTAL ASSETS	26,716,478

LIABILITIES
Payable for capital stock redeemed	45,004
Unrealized loss on foreign currency spot trades (Note 1)	370
Accrued investment management fees	14,112
Accrued 12b-1 fees	6,166
Accrued administration and transfer agent fees	5,970
Accrued professional fees	585
Accrued custodian and accounting fees	19,611
Other accrued expenses	7,433
TOTAL LIABILITIES	99,251

NET ASSETS	$26,617,227
Net Assets Consist of :
Paid-in-capital applicable to 1,364,836 $0.01 par valueshares of common stock outstanding; 50,000,000authorized	$ 8,104,774
Accumulated net investment income (loss)	(6,845)
Accumulated net realized gain (loss) on investments andforeign currency transactions	(6,422,468)
Net unrealized appreciation (depreciation) of investmentsand foreign currency	(5,058,234)
Net Assets	$26,617,227

NET ASSET VALUE PER SHARE
Class A ($25,739,128 / 1,316,851 shares outstanding; 20,000,000 authorized)	$ 19.55
MAXIMUM OFFERING PRICE PER SHARE ($19.55 X 100/94.25)	$ 20.74
Class C ($878,099 / 47,985 shares outstanding; 15,000,000 authorized)	$ 18.30

See Notes to Financial Statements

EUROPEAN EQUITY FUND (formerly Eastern European Equity Fund) STATEMENT OF OPERATIONS Six Months ended June 30, 2012 (unaudited)
INVESTMENT INCOME
Dividend (net of foreign tax withheld of $80,964)	$ 418,109
Interest	232
Total investment income	418,341

EXPENSES
Investment management fees (Note 2)	188,206
Rule 12b-1 and servicing fees (Note 2)
Class A	36,344
Class C	5,191
Recordkeeping and administrative services (Note 2)	36,355
Accounting fees	11,009
Custody fees	22,192
Transfer agent fees (Note 2)	47,435
Professional fees	19,151
Filing and registration fees (Note 2)	19,875
Directors fees	5,511
Compliance fees	4,629
Shareholder services and reports (Note 2)	18,398
Other	19,616
Total expenses	433,912
Management fee waivers (Note 2)	(15,966)
Net Expenses	417,946
Net investment income (loss)	395

REALIZED AND UNREALIZED GAIN (LOSS) ONINVESTMENTS AND FOREIGN CURRENCIES
AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	(197,214)
Net realized gain (loss) on foreign currency transactions	(2,169)
Net increase (decrease) in unrealized appreciation (depreciation)of investments and foreign currencies	402,143
Net realized gain (loss) on investments and foreign currenciesand related transactions	202,760
INCREASE (DECREASE) IN NET ASSETS FROMOPERATIONS	$ 203,155

See Notes to Financial Statements

EUROPEAN EQUITY FUND (formerly Eastern European Equity Fund) STATEMENT OF CHANGES IN NET ASSETS
	Six Months ended June 30, 2012 (unaudited)	Year ended December 31, 2011
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ 395	$ (570,244)
Net realized gain (loss) oninvestments and foreigncurrency transactions	(199,383)	(346,363)
Net increase (decrease) inunrealized appreciation(depreciation) of investmentsand foreign currencies	402,143	(11,803,277)
Increase (decrease) in net assetsfrom operations	203,155	(12,719,884)

CAPITAL STOCK TRANSACTIONS (See Note 5)
Shares sold
Class A	571,594	8,456,066
Class C	4,585	369,281
Shares redeemed
Class A	(3,676,762)	(12,232,257)
Class C	(183,765)	(488,691)
Increase (decrease) in net assetsfrom capital stocktransactions	(3,284,348)	(3,895,601)

NET ASSETS
Increase (decrease) duringperiod	(3,081,193)	(16,615,485)
Beginning of period	29,698,420	46,313,905
End of period (including accumulated net investment income (loss) of $(6,845) and $(7,240), respectively)	$ 26,617,227	$ 29,698,420

See Notes to Financial Statements

EUROPEAN EQUITY FUND (formerly Eastern European Equity Fund) FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class A Shares
			Years ended December 31,
	Six Months ended June 30, 2012 (unaudited) (1)		2011(1)	2010(1)	2009(1)		2008(1)	2007
Net asset value, beginning of period	$19.54		$27.05	$23.16	$12.49		$25.50	$29.61
Investment activities
Net investment income (loss)	-		(0.33)	(0.40)	(0.30)		(0.17)	(0.12)
Net realized and unrealized gain (loss) oninvestment and foreign currency transactions	0.01	(2)	(7.18)	4.29	11.02		(11.51)	1.54
Total from investment activities	0.01		(7.51)	3.89	10.72		(11.68)	1.42
Distributions
Net investment income	-		-	-	(0.05)		(1.33)	(0.65)
Net realized gain	-		-	-	-		-	(4.88)
Total distributions	-		-	-	(0.05)		(1.33)	(5.53)
Net asset value, end of period	$19.55		$19.54	$27.05	$23.16		$12.49	$25.50
Total Return	0.05%	**	(27.76%)	16.80%	85.82%		(45.87%)	1.14%
Ratios/Supplemental Data
Ratio to average net assets
Expenses	2.75%	*	2.75%	2.84%	2.97%		2.56%	2.25%
Expenses, net	2.75%	*(A)(B)	2.75%	2.84%	2.84%	(A)(B)	2.56%	2.25%
Net investment income (loss)	0.03%	*	(1.28%)	(1.64%)	(1.74%)		(0.77%)	(0.39%)
Portfolio turnover rate	20.70%		56.93%	73.42%	65.53%		147.72%	209.58%
Net assets, end of period (000's)	$25,739		$28,650	$44,656	$46,605		$23,851	$68,956

(A) Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.11% for the six months ended June 30, 2012 and 0.13% for the year ended December 31, 2009.

(B) Expense ratio - net reflects the effect of the management fee waivers for the six months ended June 30, 2012 and for the year ended December 31, 2009 .
(1) Per share amounts calculated using the average share method.
(2) Less than $0.01 per share.
* Annualized
** Not annualized

See Notes to Financial Statements

EUROPEAN EQUITY FUND (formerly Eastern European Equity Fund) FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class C Shares
			Years ended December 31,
	Six Months ended June 30, 2012 (unaudited) (1)		2011 (1)	2010 (1)	2009(1)		2008(1)	2007

Net asset value, beginning of period	$18.37		$ 25.63	$22.19	$12.05		$24.56	$28.60
Investment activities
Net investment income (loss)	(0.08)		(0.49)	(0.55)	(0.41)		(0.29)	(0.25)
Net realized and unrealized gain(loss) on investments andforeign currency transactions	0.01		(6.77)	3.99	10.55		(11.08)	1.36
Total from investment activities	(0.07)		(7.26)	3.44	10.14		(11.37)	1.11
Distributions
Net investment income	-		-	-	-		(1.14)	(0.27)
Net realized gain	-		-	-	-		-	(4.88)
Total distributions	-		-	-	-		(1.14)	(5.15)
Net asset value, end of period	$18.30		$ 18.37	$25.63	$22.19		$12.05	$24.56
Total Return	(0.38%)	**	(28.33%)	15.50%	84.15%		(46.37%)	3.98%
Ratios/Supplemental Data
Ratio to average net assets
Expenses	3.50%	*	3.50%	3.59%	3.72%		3.31%	3.00%
Expenses, net	3.50%	* A)(B)	3.50%	3.59%	3.59%	(A)(B)	3.31%	3.00%
Net investment income (loss)	(0.72%)	*	(2.03%)	(2.39%)	(2.21%)		(1.36%)	(1.14%)
Portfolio turnover rate	20.70%		56.93%	73.42%	65.53%		147.72%	209.58%
Net assets, end of period (000's)	$ 878		$ 1,049	$1,658	$1,432		$688	$1,795

(A) Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.11% for the six months ended June 30, 2012 and 0.13% for the year ended December 31, 2009.

(B) Expense ratio - net reflects the effect of the management fee waivers for the six months ended June 30, 2012 and the year ended December 31, 2009.
(1) Per share amounts calculated using the average share method.
* Annualized
** Not annualized

See Notes to Financial Statements

EUROPEAN EQUITY FUND (formerly Eastern European Equity Fund)
NOTES TO FINANCIAL STATEMENTS
June 30, 2012 (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The European Equity Fund (the “Fund”), previously the Eastern European Equity Fund, is a series of The World Funds, Inc. (“TWF”), which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management investment company. TWF has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I: 15,000,000) of its 1,500,000,000 shares of $.01 par value common stock. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc. Effective November 8, 2004, the Fund was reorganized as a series of TWF. The Fund maintains its financial statements, information and performance history.

The objective of the Fund is to achieve capital appreciation by investing in a carefully selected and continuously managed diversified portfolio consisting primarily of equity securities of issuers located in Europe.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Directors.  Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost.  Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value.  ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.  Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as:  (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks
Czech Republic	$1,264,543	$ -	$ -	$ 1,264,543
Germany	242,028	-	-	242,028
Great Britain	913,460	-	-	913,460
Hungary	81,906	-	-	81,906
Poland	2,312,551	-	-	2,312,551
Russia	12,958,683	120,555	-	13,079,238
Turkey	4,810,322	-	-	4,810,322
Total Common Stocks	$22,583,493	$120,555	$ -	$22,704,048

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

The Fund did not hold any Level 3 securities during the period.  During the six months ended June 30, 2012, there were no transfers of securities between Levels 1 and 2.

Security Transactions and Dividends

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for each of the open tax years (2008 to 2010) and expected to be taken in the 2011 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2012, there were no reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers Class A shares which include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund “supermarkets”. The Fund also offers Class C shares which include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Commonwealth Capital Management, LLC ("CCM") provides investment advisory services for an annual fee of 1.25% on the first $500 million of average daily net assets and 1.00% on average daily net assets over $500 million. CCM has entered into a sub-advisory agreement with Vontobel Asset Management, Inc. ("VAM"). CCM analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. CCM evaluates the performance of VAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, VAM is responsible for the day-to-day decision making with respect to the Fund’s investment program. VAM, with CCM’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, VAM is entitled to receive a sub-advisory fee at an annual rate of 0.55%on the first $50 million in average daily net assets and 0.50% on average daily net assets in excess of $50 million of the investment advisory fees received by CCM.  VAM's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund.  For the six months ended June 30, 2012, CCM earned $188,206 and waived $15,966 in advisory fees.  At June 30, 2012, CCM was due $14,112 from the Fund.

CCM contractually agreed to waive or limit its fees and to assume other operating expenses until August 31, 2012 so that the ratio of total annual operating expenses for the Fund's Class A Shares was limited to 2.75% and that the ratio of total annual operating expenses for the Fund's Class C Shares was limited to 3.50%. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above. The total amount of recoverable reimbursements as of June 30, 2012 was $57,853, which expires as follows:

2012	$41,887
2015	15,966
$57,853

First Dominion Capital Corp. ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. In addition to underwriting fees and commissions received relating to the distribution of the Fund’s shares, FDCC receives a maximum deferred sales charge ("DSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase of Class A shares and within 2 years of purchase of Class C shares. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the six months ended June 30, 2012, FDCC received $3,882 in underwriting fees and commissions and $80,628 in DSC fees relating to the distribution and redemption of certain Fund shares.

The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares.  For the six months ended June 30, 2012, there were $36,344 in Class A 12b-1 expenses incurred.

The Fund has adopted a Distribution Plan (the "Plan") for Class C Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. For the six months ended June 30, 2012, there were $5,191 in Class C 12b-1 and service fees incurred.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the average daily net assets of the Fund.  For the six months ended June 30, 2012, CSS earned $36,355 for its services, of which $3,290 was due at June 30, 2012. Additionally CSS received $3,600 of the $19,875 filing and registration fees for hourly services provided to the Fund.

Commonwealth Fund Services, Inc. ("CFSI") provides transfer and dividend disbursing agent services to the Fund. For the six months ended June 30, 2012, CFSI earned $47,435 for its services.

Certain officers and/or interested directors of the Fund are also officers and/or directors of CCM, FDCC, CSS, and CFSI.

NOTE 3 - INVESTMENTS

Purchases and sales of securities other than short-term notes aggregated $5,704,358 and $8,445,138 respectively, for the six months ended June 30, 2012.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  No distributions were paid during the six months ended June 30, 2012 or the year ended December 31, 2011.

As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

Six months ended June 30, 2012 (unaudited)
Accumulated net investment income (loss)	$ (6,845)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(6,422,468)
Net unrealized appreciation/depreciation of investments and foreign currency	(5,058,234)
Total	$ (11,487,547)

As of June 30, 2012, the Fund has a capital loss carryforward of $1,785,063 available to offset future capital gains, if any.  To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.  $197,214 may be carried forward indefinitely.  The remaining $1,587,849 will expire as follows:

2016	$ 725,158
2017	862,691
$1,587,849

As of June 30, 2012, cost for federal income tax purpose is $27,463,963 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 1,603,707
Gross unrealized depreciation	(6,663,622)
Net unrealized depreciation	$ (5,059,915)

NOTE 5 - CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares		Class C Shares
	Six months ended		Six months ended
	June 30, 2012		June 30, 2012
	(unaudited)		(unaudited)
	Shares	Value	Shares	Value
Shares sold	26,708	$ 71,594	227	$ 4,585
Shares reinvested	-	-	-	-
Shares redeemed	(175,680)	(3,676,762)	(9,347)	(183,765)
Net increase (decrease)	(148,972)	$(3,105,168)	(9,120)	$(179,180)

	Class A Shares		Class C Shares
	Year ended		Year ended
	December 31, 2011		December 31, 2011
	Shares	Value	Shares	Value
Shares sold	306,838	$ 8,456,066	13,916	$ 369,281
Shares reinvested	-	-	-	-
Shares redeemed	(491,985)	(12,232,257)	(21,498)	(488,691)
Net increase (decrease)	(185,147)	$(3,776,191)	(7,582)	$(119,410)

NOTE 6 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in  U.S GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 clarifies existing requirements for measuring fair value and for disclosure about fair value measurements in converged guidance of the FASB and the International Accounting Standards Board.  The Amendments are to be applied prospectively.  The amendments are effective during interim and annual periods beginning after December 15, 2011.  Early application by public entities is not permitted.  Management is currently evaluating the impact ASU No. 2011-04 will have on the financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued.  Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION (unaudited)
EUROPEAN EQUITY FUND (formerly Eastern European Equity Fund)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EUROPEAN EQUITY FUND (formerly Eastern European Equity Fund)
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or deferred sales charges or redemption fees on certain redemptions made within 360 days of purchase of Class A shares and 2 years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.   The example is based on an investment of $1,000 invested at the beginning of the period January 1, 2012 and held for the six months ended June 30, 2012.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), deferred sales charges or redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

CLASS A	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 through June 30, 2012
Actual	$1,000	$1005.51	$13.68
Hypothetical (5% return before expenses)	$1,000	$1,011.25	$13.75

CLASS C	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 through June 30, 2012
Actual	$1,000	$996.19	$17.37
Hypothetical (5% return before expenses)	$1,000	$1,007.50	$17.47

* - Expenses are equal to the Fund’s annualized expense ratio of 2.75% for Class A and 3.50% for Class C, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

Investment Adviser:

Commonwealth Capital Management, LLC
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to  European Equity Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free. Fund information is also available online at theworldfunds.com.

Semi-Annual Report to Shareholders

REMS REAL ESTATE INCOME 50/50 FUND

A series of
The World Funds Inc.
A “Series” Investment Company

For the Six Months Ended
June 30, 2012
(unaudited)

REMS REAL ESTATE INCOME 50/50 FUND
COMMON STOCK HOLDINGS BY INDUSTRY SECTOR AS PERCENTAGE OF NET ASSETS
AS OF JUNE 30, 2012 (unaudited)
Percentage of Net Assets
16%
12%
8%
4%
0%
Diversified/Other
Healthcare
Mortgage
Multi-Family
Office/Industrial
Retail
Industry Sector

REMS REAL ESTATE INCOME 50/50 FUND
PREFERRED STOCK HOLDINGS BY INDUSTRY SECTOR AS
PERCENTAGE OF NET ASSETS
AS OF JUNE 30, 2012 (unaudited)
Percentage of Net Assets
20%
16%
12%
8%
4%
0%
Apartment
Diversified/Other
Healthcare
Hotel
Mortgage
Multi-Family
Office/Industrial
Retail
Industry Sector

REMS REAL ESTATE INCOME 50/50 FUND SCHEDULE OF INVESTMENTS June 30, 2012 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	LONG POSITIONS
	COMMON STOCKS	43.40%

	DIVERSIFIED/OTHER	9.88%
95,200	Biomed Realty Trust		$1,778,336
143,400	Duke Realty Corp.		2,099,376
36,900	Plum Creek Timber Co., Inc.		1,464,930
435,500	Resource Capital Corp.		2,321,215
28,000	Washington Real Estate Investment Trust		796,600
			8,460,457
	HEALTHCARE	5.01%
91,700	Healthcare Realty Trust		2,186,128
94,300	Senior Housing Properties Trust		2,104,776
			4,290,904
	MORTGAGE	3.89%
118,900	Colony Financial Inc.		2,056,970
59,600	Starwood Property Trust, Inc.		1,270,076
			3,327,046
	MULTI-FAMILY	8.06%
248,300	Campus Crest Communities, Inc.		2,579,837
29,100	Home Properties, Inc.		1,785,576
57,400	Sun Communities, Inc.		2,539,376
			6,904,789
	OFFICE/INDUSTRIAL	6.83%
184,400	Brandywine Realty Trust		2,275,496
56,200	Liberty Property Trust		2,070,408
174,547	Mission West Properties Inc.		1,504,595
			5,850,499
	RETAIL	9.73%
113,100	Agree Realty Corp.		2,502,903
88,400	CBL & Associates Properties, Inc.		1,727,336
75,400	Primaris Retail Real Estate (Canada)		1,744,842
187,800	Ramco-Gerhenson Properties Trust		2,360,646
			8,335,727

	TOTAL COMMON STOCKS		37,169,422
	(Cost: $33,712,525)

REMS REAL ESTATE INCOME 50/50 FUND SCHEDULE OF INVESTMENTS June 30, 2012 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	PREFERRED STOCK	58.96%

	APARTMENT	2.35%
32,378	Apartment Investment & Management Co., Series U, 7.750%		$ 809,774
31,800	Apartment Investment & Management Co., Series Z, 7.000%		836,658
14,437	BRE Properties, Series D, 6.750%		371,175
			2,017,607
	DIVERSIFIED/OTHER	7.52%
71,398	Biomed Realty Trust Inc., Series A, 7.375%**		1,810,653
36,200	Duke Realty Corp., Series L, 6.600%		914,412
36,500	Entertainment Property Trust, Series D, 7.375%**		921,990
45,000	Hudson Pacific Properties, Series B, 8.375%**		1,199,700
62,700	Vornado Realty Trust, Series H, 6.750%**		1,592,580
			6,439,335
	HEALTHCARE	2.35%
56,900	Alexandria Real Estate, Series E, 6.450%**		1,495,332
19,900	Health Care REIT, Inc., Series J, 6.50%		514,017
			2,009,349
	HOTEL	3.72%
15,400	Hersha Hospitality Trust, Series A, 8.000%**		387,464
23,500	Hersha Hospitality Trust, Series B, 8.000%		598,075
54,200	LaSalle Hotel Properties, Series G, 7.250%**		1,364,214
33,600	Sunstone Hotel Investors, Series A, 8.000%**		836,640
			3,186,393
	MORTGAGE	7.40%
61,900	Annaly Capital Management, Series C, 7.625%		1,553,690
47,900	Colony Financial Inc., Series A, 8.500%**		1,222,887
48,400	ISTAR Financial Inc., Series D, 8.000%**		907,500
60,200	ISTAR Financial Inc., Series I, 7.500%**		1,037,848
47,200	Northstar Realty Financial, Series A, 8.750%		1,139,408
20,400	Northstar Realty Financial, Series B, 8.250%		473,280
			6,334,613

REMS REAL ESTATE INCOME 50/50 FUND SCHEDULE OF INVESTMENTS June 30, 2012 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	MULTI-FAMILY	4.02%
53,700	Campus Crest Communities, Inc., Series A, 8.000%**		$ 1,410,699
71,000	Equity Lifestyle Properties, Series A, 8.034%**		1,857,360
6,800	Essex Property Trust Inc., Series H, 7.125%**		177,752
			3,445,811
	OFFICE/INDUSTRIAL	17.18%
21,600	Brandywine Realty Trust, Series D, 7.375%		548,208
23,100	Brandywine Realty Trust, Series E, 6.900%		583,968
44,000	Corporate Office Properties Trust, Series H, 7.500%**		1,100,440
24,200	Corporate Office Properties Trust, Series J, 7.625%		606,694
28,100	Cousins Properties Inc., Series A, 7.750%**		712,335
55,400	Cousins Properties Inc., Series B, 7.500%**		1,397,188
88,200	First Industrial Realty Trust, Series J, 7.250%**		2,138,850
10,000	Kilroy Realty Corp., Series G, 6.875%		259,100
76,900	Lexington Realty Trust, Series D, 7.550%**		1,930,959
33,000	Parkway Properties, Inc., Series D, 8.000%		827,310
22,450	Prologis Inc., Series M, 6.750%		561,475
23,800	Prologis Inc., Series O, 7.000%		601,902
63,700	PS Business Parks, Inc., Series T, 6.000%		1,611,610
71,093	SL Green Realty Corp., Series C, 7.625%**		1,829,223
			14,709,262
	RETAIL	14.42%
78,800	CBL & Associates Properties, Inc., Series D, 7.375%**		2,013,340
75,000	Developers Diversified Realty Corp., Series H, 7.375%**		1,880,250
34,800	Excel Trust Inc., Series B, 8.125%		883,224
72,500	Glimcher Realty Trust, Series G, 8.125%**		1,829,900
54,100	Kite Realty Group Trust, Series A, 8.250%**		1,379,550
26,900	Ramco-Gershenson Properties Trust, Series D, 7.250%**		1,345,000
35,900	Regency Centers Corp., Series E, 6.700%		955,658
30,700	Regency Centers Corp., Series F, 6.625%		777,017
17,400	Taubman Centers Inc., Series H, 7.625%		440,916
33,000	Weingarten Realty Investment, Series F, 6.500%		841,500
			12,346,355

	TOTAL PREFERRED STOCKS		50,488,725
	(Cost: $48,890,170)

REMS REAL ESTATE INCOME 50/50 FUND SCHEDULE OF INVESTMENTS June 30, 2012 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	TOTAL LONG POSITIONS		$87,658,147
	(Cost: $82,602,695)

	NET INVESTMENTS IN SECURITIES
	(Cost: $82,602,695)	102.36%	87,658,147
	Other assets, net of liabilities	(2.36%)	(2,024,998)
	NET ASSETS	100.00%	$85,633,149

**All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $22,654,160.

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (unaudited)

ASSETS
Investments at fair value (identified cost of $82,602,695) (Note 1)	$87,658,147
Cash	571,201
Receivable due from broker	1,736
Receivable for capital stock sold	100
Dividends and interest receivable	1,007,254
Tax reclaims receivable	19,177
Prepaid expenses	33,618
TOTAL ASSETS	89,291,233
LIABILITIES
Due to broker for borrowings	3,200,344
Payable for securities purchased	409,684
Accrued interest payable	73
Accrued advisory fees	27,110
Accrued 12b-1 fees	1,935
Accrued custody fees	4,866
Accrued administration, accounting and transfer agent fees	3,823
Accrued professional	8,635
Other accrued expenses	1,614
TOTAL LIABILITIES	3,658,084
NET ASSETS	$85,633,149
Net Assets Consist of:

Paid-in-capital applicable to 6,649,789 $0.01 par value shares of
common stock outstanding, 50,000,000 shares authorized	$80,708,837
Accumulated net investment income (loss)	(14,611)
Accumulated net realized gain (loss) on investments	(116,529)
Net unrealized appreciation (depreciation) of investments	5,055,452
Net Assets	$85,633,149

NET ASSET VALUE PER SHARE

Institutional Class Shares
($83,445,726 / 6,478,505 shares outstanding; 15,000,000 authorized)	$ 12.88
Class A Shares
($2,187,423 / 171,284 shares outstanding; 15,000,000 authorized)	$ 12.77
MAXIMUM OFFERING PRICE PER SHARE ($12.77 x 100 / 94.25)	$ 13.55
See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF OPERATIONS
Six Months ended June 30, 2012 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $6,522)	$2,549,719
Interest	470
Total investment income	2,550,189

EXPENSES
Investment management fees (Note 2)	167,196
12b-1 fees, Class A (Note 2)	3,729
Recordkeeping and administrative services (Note 2)	32,354
Accounting fees (Note 2)	23,408
Custody fees	4,536
Transfer agent fees (Note 2)	16,517
Professional fees	16,306
Filing and registration fees (Note 2)	4,904
Directors fees	5,364
Compliance fees	4,596
Shareholder servicing and reports	25,719
Interest expense	5,138
Other	12,937
Total expenses	322,704
Management fee waivers and reimbursed expenses (Note 2)	(46,323)
Fees paid indirectly (Note 6)	(1,173)
Net expenses	275,208
Net investment income (loss)	2,274,981

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(29,555)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	5,282,613
Net realized and unrealized gain (loss) on investments	5,253,058
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,528,039

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	ended
	June 30, 2012 (unaudited)	Year ended December 31, 2011
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$2,274,981	$1,349,920
Net realized gain (loss) on investments	(29,555)	(86,974)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	5,282,613	(227,161)
Increase (decrease) in net assets from operations	7,528,039	1,035,785
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(2,224,896)	(1,294,232)
Class A	(64,696)	(59,705)
Net realized gain
Institutional Class	-	(67,018)
Class A	-	(2,822)
Return of capital
Institutional Class	-	(432,421)
Class A	-	(19,628)
Decrease in net assets from distributions	(2,289,592)	(1,875,826)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	48,148,482	52,514,461
Class A	25	94
Distributions reinvested
Institutional Class	467,802	684,043
Class A	61,097	77,659
Shares redeemed
Institutional Class	(19,004,968)	(7,943,476)
Class A	(103,099)	(377,636)
Increase (decrease) in net assets from capital stock transactions	29,569,339	44,955,145
NET ASSETS
Increase (decrease) during period	34,807,786	44,115,104
Beginning of period	50,825,363	6,710,259
End of period (including undistributed net investment income (loss) of $(14,611) and
$ - , respectively)	$85,633,149	$50,825,363

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF CASH FLOWS
Six Months ended
June 30, 2012
(unaudited)

Increase/(Decrease) in Cash
Cash flows from operating activities:
Net increase in net assets from operations	$ 7,528,039
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(41,357,420)
Purchase of short term securities	(28,521,821)
Proceeds from disposition of investment securities	11,653,193
Proceeds from disposition of short term securities	28,792,778
Decrease (increase) in receivables for securities sold	1,044,816
Decrease (increase) in receivable from broker	3,277
Decrease (increase) in dividends and interest receivable	(341,504)
Decrease (increase) in prepaid assets	(22,169)
Increase (decrease) in payable for securities purchased	340,380
Increase (decrease) in interest/dividend payable	(607)
Increase(decrease) in accrued management fees	20,564
Increase (decrease) in other accrued expenses	(10,243)
Unrealized appreciation on investments	(5,282,613)
Net realized gain from investments	29,555
Net cash used by operating activities:	(26,123,775)

Cash flows from financing activities:
Proceeds from shares sold	48,148,508
Payments on shares redeemed	(19,108,068)
Cash distributions paid	(1,760,694)
Net borrowings from broker	(901,441)
Net cash used in financing activities	26,378,305

Net increase (decrease) in cash	254,530

Cash:
Beginning balance	316,671
Ending balance	$ 571,201
See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIIOD
Institutional Class (E)
Six Months	September 1, 2010
Ended	Year ended	Through
June 30, 2012 (1)	December 31,	December 31,	Year ended August 31,
(unaudited)	2011 (1)	2010 (1)**	2010 (1)	2009 (1)	2008 (1) (C)	2007
Net asset value, beginning of period	$11.86	$12.68	$12.50	$12.41	$16.72	$19.33	$17.02
Investment activities
Net investment income(loss)	0.43	0.62	0.01	0.20	0.30	0.19	0.12
Net realized and unrealized gain (loss) on investments	1.00	(0.92)	1.90	0.28	(3.50)	(1.54)	2.81
Total from investment activities	1.43	(0.30)	1.91	0.48	(3.20)	(1.35)	2.93
Distributions
Net investment income	(0.41)	(0.38)	(0.23)	(0.39)	(0.11)	(0.23)	-
Net realized gain	-	(0.02)	(1.50)	-	(1.00)	(1.03)	(0.62)
Return of capital	-	(0.12)	-	-	-	-	-
Total distributions	(0.41)	(0.52)	(1.73)	(0.39)	(1.11)	(1.26)	(0.62)
Net asset value, end of period	$12.88	$11.86	$12.68	$12.50	$12.41	$16.72	$19.33
Total Return	12.13%	(2.22%)	15.22%	3.66%	(18.27%)	(7.57%)	17.40%
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses	0.81%	(A)(F)*	0.81%	(A)(F)*	1.89%	(A)(D)*	0.99%	(A)	0.99%	(A)	1.18%	(B*)	1.46%
Expenses, net of waiver or recovery/before indirect fees	0.81%	*	1.29%
Net investment income (loss)	6.81%	(A)*	5.19%	(A)	0.18%	(A)*	1.54%	(A)	2.47%	(A)	1.05%	0.55%
Portfolio turnover rate	17.15%	14.52%	3.89%	14.03%	16.90%	14.12%	13.54%
Net assets, end of period (000’s)	$83,446	$48,771	$4,216	$30,029	$28,401	$80,445	$45,073

(1)Per share amounts calculated using the average share method

*Annualized

**Effective December 31, 2010, the Fund changed its year end from August 31 to December 31.

(A)Fee waivers and reimbursement of expense reduced the expense ratio and increased net investment income ratio by 0.14% for the six months end June 30, 2012, 0.49% for the year ended December 31, 2011, 0.35% for the period September 1, 2010 through December 31, 2010, 0.52% for the year ended August 31, 2010 and 0.41% for the year ended
 August 31, 2009.

(B)Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended August 31, 2008.

(C)The Board of directors of The World Funds, Inc. approved the re-designation of Institutional Shares of the Fund as Investor Shares effective August 21, 20008.

(D)Expense ratio includes expenses incurred for changing investment advisors effective December 31, 2010 that are outside the scope of the expense limitation agreement.  Exclusion of these expenses from the expense ratio would result in 0.90% reduction in the expense ratio for the period September 1, 2010 through December 31, 2010.

(E)The board of Directors of the World Funds, Inc. approved the change in name of the “Investor” share class to the “Institutional” share class effective January 1, 2011.

(F)Expense ratio includes interest expense that is outside of the scope of the expense limitation agreement.  Exclusion of interest expense from the expense ratio would result in 0.01% reduction in the expense ratio for the six months ended June 30, 2012 and the year ended December 31, 2011.

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIIOD
Class A
Six Months	September 1, 2010
Ended	Year ended	Through
June 30, 2012 (1)	December 31,	December 31,	Year ended August 31,
(unaudited)	2011 (1)	2010 (1)**	2010 (1)	2009 (1)	2008 (1)	2007
Net asset value, beginning of period	$11.76	$12.59	$12.41	$12.32	$16.69	$19.22	$16.99
Investment activities
Net investment income(loss)	0.40	0.59	(0.01)	0.16	0.26	0.12	0.04
Net realized and unrealized gain (loss) on investments	0.99	(0.94)	1.90	0.28	(3.53)	(1.50)	2.81
Total from investment activities	1.39	(0.35)	1.89	0.44	(3.27)	(1.38)	28.5
Distributions
Net investment income	(0.38)	(0.35)	(0.21)	(0.35)	(0.10)	(0.12)	-
Net realized gain	-	(0.02)	(1.50)	-	(1.00)	(1.03)	(0.62)
Return of capital	-	(0.11)	-	-	-	-	-
Total distributions	(0.38)	(0.48)	(1.71)	(0.35)	(1.10)	(1.15)	(0.62)
Net asset value, end of period	$12.77	$11.76	$12.59	$12.41	$12.32	$16.69	$19.22
Total Return	11.91%	(2.68%)	15.23%	3.36%	(18.71%)	(7.73%)	16.95%
Ratios/Supplemental Data
Ration to average net assets (A)
Expenses	1.16%	(A)***	1.16%	(A)	2.24%	(A)(C)***	1.34%	(A)	1.34%	(A)	1.53%	(B)	1.81%
Expenses, net of waiver or recovery/before indirect fees	1.16%	(D)***	1.64%	(D)
Net investment income (loss)	6.46%	(A)***	4.84%	(A)	(0.15%)	(A)***	1.19%	(A)	2.27%	(A)	0.69%	0.20%
Portfolio turnover rate	17.15%	14.52%	3.89%	14.03%	16.90%	14.12%	13.54%
Net assets, end of period (000’s)	$2,187	$2,054	$2,494	$2,191	$2,348	$3,813	$3,724

(1)Per share amounts calculated using the average share method

***Annualized

**Effective December 31, 2010, the Fund changed its year end from August 31 to December 31.

(A)Fee waivers and reimbursement of expense reduced the expense ratio and increased net investment income ratio by 0.14% for the six months end June 30, 2012, 0.49% for the year ended December 31, 2011, 0.35% for the period September 1, 2010 through December 31, 2010, 0.52% for the year ended August 31, 2010 and 0.41% for the year ended
 August 31, 2009.

(B)Recovery of waivers increased the expense ratio and reduced net investment income ration by 0.01% for the year ended August 31, 2008.

(C)Expense ratio includes expenses incurred for changing investment advisors effective December 31, 2010 that are outside the scope of the expense limitation agreement.  Exclusion of these expenses from the expense ratio would result in 0.90% reduction in the expense ratio for the period September 1, 2010 through December 31, 2010.

(D)Expense ratio includes interest expense that is outside of the scope of the expense limitation agreement.  Exclusion of interest expense from the expense ratio would result in 0.01% reduction in the expense ratio for the six months ended June 30, 2012 and the year ended December 31, 2011.

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2012 (unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Income 50/50 Fund (the “Fund”) is a series of The World Funds, Inc. (“TWF”) which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 (Investor Class: 15,000,000; Institutional Class: 10,000,000; Class A: 15,000,000; Class C: 10,000,000) of its 1,500,000,000 shares of $.01 par value common stock.  Effective August 21, 2008, Institutional Class shares were re-designated as Investor Class shares.

Effective December 31, 2010, the Board of Directors of the World Funds, Inc. (the “Board”) approved Real Estate Management Services Group, LLC (“REMS”) to act as investment adviser to the Fund, subject to shareholder approval.  Concurrent with this action, the Board changed the name of the Fund to the REMS Real Estate Income 50/50 Fund. Effective January 1, 2011, the Investor Class shares were re-named Institutional shares.  On April 4, 2011, shareholders approved the appointment of REMS as advisor to the Fund.  See Note 8 for further discussion.  The Fund currently offers the Institutional Class and A Class of shares to new investors.

On April 4, 2011, the shareholders of the Fund approved a change in the Fund’s investment objective and policies.  The primary objective of the Fund is to seek to achieve high current income with a secondary objective of long-term capital growth through investment in the shares of publicly traded real estate securities.  The Fund will pursue its income strategy through a portfolio of 50% preferred securities and 50% common equities, rebalanced periodically to offset changes in market valuations.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price.  Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board.  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE.  The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  TWF’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the TWF’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stock	$37,169,422	$ -	$ -	$37,169,422
Preferred Stocks	50,488,725	$ -	$ -	50,488,725
	$87,658,147	$ -	$ -	$87,658,147

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no Level 3 investments held during the six months.  During the six months, there were no transfers between Levels 1 and 2.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.  Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2008-2010) or expected to be taken in the Fund’s 2011 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  For the six months ended June 30, 2012, there were no reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations.  Each REIT reports annually the tax character of its distribution.  Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs.  It is common for these distributions to exceed the REIT’s taxable earning and profits resulting in the excess portion of such distributions being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.  Management does not estimate the tax character of REIT distribution for which actual information has not been reported.

NOTE 2-INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group, LLC (“REMS”) provides investment services for an annual fee of 0.50% of average daily net assets of the Fund.  For the six months ended June 30, 2012, REMS earned $167,196 and waived $46,323 in investment management fees.

REMS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 0.80% of daily average net assets for the Institutional Class and 1.15% of daily average net assets for Class A.  Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”).

REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the fund.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of June 30, 2012 was $148,604 and expires as follows:

2014	$102,281
2015	46,323
$148,604

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services.  For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets.  CSS earned $32,354 in administrative fees for the six months ended June 30, 2012.  Additionally, of the $4,904 of filing and registration fees expense incurred for the six months ended June 30, 2012, CSS received $1,444 for hourly services provided to the Fund.

The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.35% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares.   For the six months ended June 30, 2012, there were $3,729 in Class A 12b-1 expenses incurred.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended six months ended June 30, 2012, FDCC received $203 in deferred sales charges.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned for its services, $16,517 for the six months ended June 30, 2012.

Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For its services, CFA earned $23,408 for the six months ended June 30, 2012.

Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSS, CFA and CFSI.

NOTE 3-INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2012, aggregated $41,357,420 and $11,653,193, respectively.

NOTE 4-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.  Differences may be permanent or temporary.  Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.  Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.  Differences in classification may also result from the treatment of  short-term gains as ordinary income for tax purposes.

Income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011, respectively, was as follows:

	Six Months ended June 30, 2012 (unaudited)	Year ended December 31, 2011
Distributions paid from:
Ordinary income	$ 2,289,592	$ 1,353,937
Accumulated net realized gain on investments	-	69,840
Return of capital	-	452,049
Total distributions	$ 2,289,592	$ 1,875,826

As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

Six months ended
June 30, 2012
(unaudited)

Accumulated net investment income (loss)	$ (14,611)
Accumulated net realized gain (loss) on investments	(116,529)
Unrealized appreciation (depreciation) of investments	5,055,452
$ 4,924,312

As of June 30, 2012, the cost for Federal income tax purpose was $82,602,695.  Net unrealized appreciation consists of:

Gross unrealized appreciation	$ 5,057,861
Gross unrealized depreciation	(2,409)
Net unrealized appreciation (depreciation)	$ 5,055,452

As of June 30, 2012, the Fund has a short-term capital loss carryforward of $34,283 available to offset future capital gains, if any.  To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.  This loss can be carried forward indefinitely.

NOTE 5-CAPITAL STOCK  TRANSACTIONS

Capital stock transactions for each class of shares were:

	Institutional Class Six Months Ended June 30, 2012 (unaudited)		Class A Shares Six Months Ended June 30, 2012 (unaudited)
	Shares	Value	Shares	Value
Shares sold	3,846,181	$ 48,148,482	2	$ 25
Shares reinvested	36,917	467,802	4,860	61,097
Shares redeemed	(1,515,678)	(19,004,968)	(8,185)	(103,099)
Net increase (decrease)	2,367,420	$ 29,611,316	(3,323)	$ (41,977)

	Institutional Class Year ended December 31, 2011		Class A Shares Year ended December 31, 2011
	Shares	Value	Shares	Value
Shares sold	4,395,363	$ 52,514,461	8	$ 94
Shares reinvested	58,628	684,043	6,716	77,659
Shares redeemed	(675,388)	(7,943,476)	(30,312)	(377,636)
Net increase (decrease)	3,778,603	$ 45,255,028	(23,588)	$ (299,883)

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with Capital Institutional Services, Inc. (“CAPIS”), a brokerage services provider, whereby a portion of the commissions from each portfolio transaction would be used for the benefit of the Fund and in no event would be used to pay any expenses properly chargeable to the Fund’s Advisor or any other person or entity.  Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator.  The agreement with CAPIS was entered into on May 13, 2011.  CAPIS transferred $1,173 to the Fund’s administrator to offset operating expenses for the six months ended June 30, 2012.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry.  An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.  The Fund also engages in borrowing for leverage.  The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities.  The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time.  However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund.  Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).  At June 30, 2012, the Fund owed $3,200,344 on this leverage agreement with ConvergEx Group.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk.  There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns.  If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage.  To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender.  Pledged securities will be held by the lender and will not be available for other purposes.  The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender.  Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable.  The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time.   This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used.  Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used.  Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

 The average borrowings for the six months ended June 30, 2012 were $1,806,681.  The interest rate charged for these borrowings, Fed Fund open rate plus 50 basis points, was 0.68% at June 30, 2012 (average rate for year was 0.63%) and the Fund incurred interest expense of $5,745 for the six months ended June 30, 2012.  Securities with a value of $22,874,266 including securities of $22,654,160 and cash of $220,106 were held as collateral on these borrowings.

NOTE 8 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic820): Amendments t Achieve Common Fair Value Measurement and Disclosure Requirements in  U.S GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 clarifies existing requirements for measuring fair value and for disclosure about fair value measurements in converged guidance of the FASB and the International Accounting Standards Board.  The Amendments are to be applied prospectively.  The amendments are effective during interim and annual periods beginning after December 15, 2011.  Early application by public entities is not permitted.  Management is currently evaluating the impact ASU No. 2011-04 will have on the financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 9– SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued.  Except as already included in the notes to these financial statements, no additional items require disclosure.

REMS REAL ESTATE INCOME 50/50 FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-527.3525 or on the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

REMS REAL ESTATE INCOME 50/50 FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and (2) ongoing costs, including management fees, distribution (12b-1)) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2012, and held for the period ended June 30, 2012.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class Shares	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 through June 30, 2012
Actual	$1,000	$1,121.30	$4.22
Hypothetical (5% return before expenses)	$1,000	$1,021.00	$4.02

Class A Shares	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 Through June 30, 2012
Actual	$1,000	$1,119.10	$6.06
Hypothetical (5% return before expenses)	$1,000	$1,019.25	$5.77

* - Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Institutional Class and 1.15% for Class A, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

Investment Advisor:

Real Estate Management Services Group
1100 Fifth Avenue South, Suite 305
Naples, Florida  34102

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

        Tait, Weller and Baker LLP
        1818 Market Street, Suite 2400
        Philadelphia, Pennsylvania 19103

Transfer Agent:

For more account information, wire purchase or redemptions, call or write to REMS Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc. investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 673-0550 Toll Free. Fund information is also available online at theworldfunds.com

Semi-Annual Report to Shareholders

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

A series of The World Funds, Inc.
A “Series” Investment Company

For the six months ended
June 30, 2012
(unaudited)

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
COMMON STOCK HOLDINGS BY INDUSTRY SECTOR AS
PERCENTAGE OF NET ASSETS
AS OF JUNE 30, 2012 (unaudited)
Percentage of Net Assets
20%
16%
12%
8%
4%
0%
Apartment
Diversified/Other
Healthcare
Hotel
Mortgage
Multi-Family
Office/Industrial
Retail
Industry Sector

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
PREFERRED STOCK HOLDINGS BY INDUSTRY SECTOR AS
PERCENTAGE OF NET ASSETS
AS OF JUNE 30, 2012 (unaudited)
8%
6%
4%
2%
0%
Percentage of Net Assets
Hotel
Mortgage
Retail
Industry Sector

REMS REAL ESTATE VALUE-OPPORTUNITY FUND SCHEDULE OF INVESTMENTS June 30, 2012 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	LONG POSITIONS
	COMMON STOCKS	81.55%

	APARTMENT	3.37%
182,700	Apartment Investment & Management Co. "A"		$ 4,938,381

	DIVERSIFIED/OTHER	18.32%
383,600	Duke Realty Corp.		5,615,904
363,605	HFF Inc. Class A*		5,068,654
250,282	Hudson Pacific Properties Inc.		4,357,410
426,900	Kennedy-Wilson Holdings Inc.**		5,980,869
507,500	Parkway Properties, Inc.		5,805,800
			26,828,637
	HEALTHCARE	3.79%
76,200	Alexandria Real Estate Equities, Inc.**		5,541,264

	HOTEL	6.58%
73,400	Gaylord Entertainment Company*		2,830,304
547,000	Hersha Hospitality Trust		2,888,160
74,300	Wyndham Worldwide Corp.**		3,918,582
			9,637,046
	MORTGAGE	11.23%
332,800	Colony Financial Inc.		5,757,440
1,120,100	Northstar Realty Finance Corp.		5,846,922
907,000	Resource Capital Corp.		4,834,310
			16,438,672
	MULTI-FAMILY	12.86%
42,400	Camden Property Trust		2,869,208
490,000	Campus Crest Communities, Inc.		5,091,100
227,000	Colonial Properties Trust**		5,025,780
132,190	Sun Communities, Inc.**		5,848,085
			18,834,173
Number of Shares	Security Description	% of Net Assets	Fair Value

	OFFICE/INDUSTRIAL	11.37%
758,600	Cousins Properties, Inc.		$ 5,879,150
78,600	Liberty Property Trust **		2,895,624
403,600	Mission West Properties, Inc.		3,479,032
64,800	PS Business Parks, Inc.		4,388,256
			16,642,062
	RETAIL	14.03%
355,500	Developers Diversified Realty Corp.		5,204,520
492,100	Glimcher Realty Trust		5,029,262
1,058,678	Kite Realty Group Trust		5,282,803
399,600	Ramco-Gershenson Properties Trust **		5,022,972
			20,539,557

	TOTAL COMMON STOCKS		119,399,792
	(Cost: $97,327,371)

	PREFERRED STOCK	11.67%

	HOTEL	2.95%
164,000	Felcor Lodging Trust Inc., Series C, 8.000%		4,323,040

	MORTGAGE	6.06%
266,200	ISTAR Financial Inc, Series I, 7.500%**		4,589,288
184,400	Northstar Realty Financial, Series B, 8.250%		4,278,080
			8,867,368
	RETAIL	2.66%
78,000	Ramco-Gerhenson Properties Trust, Series D, 7.250%		3,900,000

	TOTAL PREFERRED STOCKS		17,090,408
	(Cost: $14,916,261)
	TOTAL LONG POSITIONS		136,490,200
	(Cost: $112,243,632)
Number of Shares	Security Description	% of Net Assets	Fair Value

	SECURITIES SOLD SHORT	(7.56%)
	COMMON STOCK

	RETAIL	(7.56%)
(113,500)	iShares Dow Jones U.S. Real Estate Index Fund		$(7,260,595)
(281,106)	Rouse Properties, Inc.*		(3,808,986)
			(11,069,581)

	TOTAL SECURITIES SOLD SHORT		(11,069,581)
	(Cost: $(10,976,417)

	MONEY MARKET
8,431,455	Money Market Fiduciary, 0.00274%	5.76%	8,431,455
	(Cost: $8,431,455)

	NET INVESTMENTS IN SECURITIES
	(Cost: $109,698,670)	91.42%	133,852,074
	Other assets, net of liabilities	8.58%	12,560,412
	NET ASSETS	100.00%	$ 146,412,486

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

** All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $22,065,303.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND STATEMENT OF ASSETS AND LIABILITIES June 30, 2012 (unaudited)
ASSETS
Investments at fair value (identified cost of $109,698,670) (Note 1)	$133,852,074
Deposits with brokers for securities sold short	10,826,369
Cash	108,250
Receivable from broker	38,087
Receivable for securities sold	1,060,278
Dividends and interest receivable	843,926
Receivable for capital stock sold	261,580
Prepaid expenses	85,762
TOTAL ASSETS	147,076,326
LIABILITIES
Payable for securities purchased	436,697
Payable for capital stock redeemed	83,518
Accrued investment management fees	116,444
Accrued 12b-1 fees	1,440
Accrued professional fees	87
Accrued administration, transfer agent and accounting fees	12,015
Accrued custodian fees	7,535
Other accrued expenses	6,104
TOTAL LIABILITIES	663,840
NET ASSETS	$146,412,486
Net Assets Consist of :
Paid-in-capital applicable to 11,026,823 $0.01 par value shares of common stock outstanding; 50,000,000 sharesauthorized	$134,493,411
Accumulated net investment income (loss)	58
Accumulated net realized gain (loss) on investments	(12,234,387)
Accumulated net unrealized appreciation (depreciation) on investments	24,256,568
Net unrealized appreciation (depreciation) on investments sold short	(93,164)
Net Assets	$146,412,486

NET ASSET VALUE PER SHARE
Class I ($142,587,515/ 10,736,444 shares outstanding; 25,000,000 authorized)	$ 13.28

Class P ($3,824,971/ 290,379 shares outstanding; 25,000,000 authorized)	$ 13.17

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND STATEMENT OF OPERATIONS Six Months ended June 30, 2012 (unaudited)
INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $23,373)	$ 3,482,886
Interest	486
Total investment income	3,483,372

EXPENSES
Investment management fees (Note 2)	805,210
12b-1 fees, Class P (Note 2)	4,591
Recordkeeping and administrative services (Note 2)	76,440
Accounting fees (Note 2)	71,282
Custodian fees	8,527
Transfer agent fees (Note 2)	44,466
Professional fees	18,219
Filing and registration fees (Note 2)	28,857
Directors fees	5,374
Compliance fees	4,781
Shareholder servicing and reports	65,644
Dividend expense	69,199
Interest expense (Note 7)	54,049
Other	39,647
Total expenses	1,296,286
Fees paid indirectly (Note 6)	(82,985)
Net expenses	1,213,301
Net investment income (loss)	2,270,071

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gain (loss) on investments	2,769,416
Net increase (decrease) in unrealized appreciation(depreciation) of investments	21,970,653
Net realized and unrealized gain (loss) on investments	24,740,069
INCREASE (DECREASE) IN NET ASSETS FROMOPERATIONS	$ 27,010,140

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND STATEMENT OF CHANGES IN NET ASSETS
	Six Months ended June 30, 2012 (unaudited)	Year ended December 31, 2011
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ 2,270,071	$ 2,242,075
Net realized gain (loss) on investments, securities sold short, and foreign currencies	2,769,416	(1,723,925)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	21,970,653	(12,227,574)
Increase (decrease) in net assets from operations	27,010,140	(11,709,424)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	(2,222,101)	(2,170,405)
Class P	(47,912)	(71,301)
Return of capital
Class I	-	(2,114,899)
Class P	-	(69,477)
Decrease in net assets from distributions	(2,270,013)	(4,426,082)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class I	33,427,828	133,010,540
Class P	732,875	7,562,620
Distributions reinvested
Class I	671,483	1,370,778
Class P	40,682	127,730
Shares redeemed
Class I	(67,432,638)	(60,567,517)
Class P	(980,013)	(7,181,890)
Increase (decrease) in net assets from capital stock transactions	(33,539,783)	74,322,261

NET ASSETS
Increase (decrease) during period	(8,799,656)	58,186,755
Beginning of period	155,212,142	97,025,387
End of period (including accumulated net investment income (loss) of $58 and $ - , respectively)	$ 146,412,486	$ 155,212,142

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND STATEMENT OF CASH FLOWS Six Months ended June 30, 2012 (unaudited)
Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$27,010,140
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(21,879,940)
Purchase of short term securities	(54,033,760)
Proceeds from disposition of investment securities	62,227,839
Proceeds from disposition of short term securities	56,023,347
Decrease (increase) in receivables for securities sold	1,508,541
Decrease (increase) in receivable from broker	(19,005)
Decrease (increase) in dividends and interestreceivable	282,934
Decrease (increase) in prepaid assets	(47,534)
Increase (decrease) in payable for securities purchased	230,931
Decrease (increase) in deposits into brokers forsecurities sold short	(10,826,369)
Increase (decrease) in accrued management fees	(14,931)
Increase (decrease) in other accrued expenses	5,276
Unrealized depreciation on investments	(21,970,653)
Net realized loss from investments and securities sold short and foreign currency	(2,769,416)
Net cash used in operating activities	35,727,400
Cash flows from financing activities:
Proceeds from shares sold	34,190,844
Payments on shares redeemed	(68,739,694)
Cash distributions paid	(1,557,848)
Net borrowing due to broker	(255)
Net cash provided by financing activities	(36,106,953)
Net increase (decrease) in cash	(379,553)
Cash:
Beginning balance	487,803
Ending balance	$ 108,250

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class I Shares
			Years ended December 31
	Six Months ended June 30, 2012 (unaudited) (1)		2011 (1)		2010 (1)		2009(1)		2008(1)		2007
Net asset value, beginning of period	$11.38		$12.00		$ 9.30		$ 7.00		$ 10.96		$16.15
Investment activities
Net investment income (loss)	0.18		0.17		0.19		0.31		0.29		0.36
Net realized and unrealized gain(loss) on investments	1.91		(0.47)		2.83		2.45		(3.70)		(1.93)
Total from investment activities	2.09		(0.30)		3.02		2.76		(3.41)		(1.57)
Distributions
Net investment income	(0.19)		(0.16)		(0.19)		(0.29)		(0.26)		(0.36)
Realized gains	-		-		-		-		-		(2.96)
Return of capital	-		(0.16)		(0.13)		(0.17)		(0.29)		(0.30)
Total distributions	(0.19)		(0.32)		(0.32)		(0.46)		(0.55)		(3.62)
Net asset value, end of period	$13.28		$11.38		$12.00		$ 9.30		$ 7.00		$ 10.96
Total Return	18.38%	***	(2.38%)		32.98%		42.66%		(32.22%)		(10.27%)
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses	1.60%	(B)**	1.50%	(C)	1.53%	(B)	1.59%	(B)	1.60%	(B)	1.77%	(B)
Expenses, net of waiver orrecovery/before indirect fees	1.60%	**	1.63%		1.59%
Net investment income	2.82%	**	1.41%		1.86%		4.37%		2.86%		2.27%
Portfolio turnover rate	23.45%	***	107.47%		99.36%		139.01%		145.98%		104.22%
Net assets, end of period (000's)	$ 142,588		$ 151,747		$ 93,200		$ 45,194		$ 44,845		$ 47,719

**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Recovery of previously waived fees increased the expense ratio and decreased the net investment income ratio by 0.13% for the year ended December 31, 2011.  Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 0.13% for the year ended December 31, 2010, 0.27% for the year ended December 31, 2009, 0.10% for the year ended December 31, 2008 and 0.11% for the year ended December 31, 2007.

(B) Expense ratio reflects the effect of fee waivers and reimbursements.
( C) Expense ratio reflects the effect of recovery of previously waived fees and reimbursements made in previous periods.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class P Shares
			Years ended December 31
	Six Months ended June 30, 2012 (unaudited) (1)		2011 (1)		2010 (1)		Period December 23, 2009 to December 31, 2009(1) (2)
Net asset value, beginning of period	$11.29		$11.91		$ 9.22		$9.34
Investment activities
Net investment income (loss)	0.16		0.14		0.21		0.04
Net realized and unrealized gain (loss) oninvestments	1.89		(0.47)		2.77		(0.08)
Total from investment activities	2.05		(0.33)		2.98		(0.04)
Distributions
Net investment income	(0.17)		(0.15)		(0.16)		(0.04)
Return of capital	-		(0.14)		(0.13)		(0.04)
Total distributions	(0.17)		(0.29)		(0.29)		(0.08)
Net asset value, end of period	$13.17		$11.29		$11.91		$9.22
Total Return	18.19%	***	(2.68%)		32.87%		(0.39%)	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses	1.85%	(B)**	1.75%	(C)	1.78%	(B)	1.84%	(B) **
Expenses, net of waiver or recovery/beforeindirect fees	1.85%	**	1.88%		1.84%
Net investment income	2.57%	**	1.16%		2.00%		4.12%	**
Portfolio turnover rate	23.45%	***	107.47%		99.36%		139.01%
Net assets, end of period (000's)	$ 3,825		$3,465		$3,825		$2

**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(2) Commencement of operations for Class P shares was December 23, 2009.
(A) Recovery of previously waived fees increased the expense ratio and decreased the net investment income ratio by 0.13% for the year ended December 31, 2011.  Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 0.13% for the year ended December 31, 2010 and 0.27% for the year ended December 31, 2009.

(B) Expense ratio reflects the effect of fee waivers and reimbursements.
( C) Expense ratio reflects the effect of recovery of previously waived fees and reimbursements made in previous periods.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2012 (unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Value-Opportunity Fund (the "Fund"), formerly known as the Hillview/REMS Leveraged REIT fund; name change effective on October 28, 2004, is a series of The World Funds, Inc. ("TWF"); which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company.  The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II.  Effective November 23, 2005, the Fund was reorganized as a series of TWF under the Agreement and Plan of Reorganization (the “Plan”).  TWF has allocated to the Fund 50,000,000 (Class I: 25,000,000, Class P: 25,000,000) shares of its 1,500,000,000 shares of $.01 par value common stock.  The Fund maintains its financial statements, information and performance history in accordance with the Plan.

The investment objective of the Fund is to achieve long-term growth of capital and current income.  Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”).

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at fair value.  Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price.  Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost.  Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board.  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”).  The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as:  (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are in U.S. equity securities traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$119,399,792	$ -	$ -	$119,399,792
Preferred Stocks	17,090,408	-	-	17,090,408
Common Stockssold short	(11,069,581)	-	-	(11,069,581)
Money Market	8,431,455	-	-	8,431,455
	$133,852,074	$ -	$ -	$133,852,074

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no Level 3 investments held during the period.  During the period, there were no transfers between Levels 1 and 2.

Security Transactions and Income

Security transactions are accounted for on the trade date.  The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services.  Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased.  Cash balances maintained in the custody of the prime broker bear interest based on the prime rate.  The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations.  The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations.  The prime broker may also sell such securities in limited instances where credit risk with respect to the prime broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2008-2010) and expected to be taken in the 2011 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the six months ended June 30, 2012, there were no reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class.  Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period.  The cost of such holdings is determined using historical exchange rates.  Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.  Such fluctuations are included with the net realized and unrealized gains and losses from investments.  Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations.  Each REIT reports annually the tax character of its distribution.  Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs.   It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.  Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price.  Currently, the Fund engages in selling securities short.  To sell a security short, the Fund must borrow the security.  The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian.  The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security.  The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs.  There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.  Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size.  Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short.  Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs.  At June 30, 2012, the value of securities sold short amounted to $11,069,581 against which collateral of $22,123,224, comprised of segregated securities with market value of $22,065,303 and cash of $57,921 was held. The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Schedule of Investments.

NOTE 2 - INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has contractually agreed to waive or limit its fees and to assume other operating expenses, so that the ratio of total operating expenses for the Fund’s shares is limited to 1.50% for Class I shares and 1.75% for Class P shares.  Fund operating expenses do not include dividends, interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expense not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”).  For the six months ended June 30, 2012, the Advisor earned $805,210 in investment management fees.

REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the Fund.  For the six months ended June 30, 2012, REMS waived no advisory fees.

First Dominion Capital Corporation (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended June 30, 2012, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares.

The Fund has adopted a Distribution Plan (the “Plan”) for Class P Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributor of the Fund.  The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class P shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class P shares.  For the six months ended June 30, 2012, there were $4,591 in Class P 12b-1 expenses incurred.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing registration services.  For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets.  For the six months ended June 30, 2012, CSS earned $76,440 for its services, of which $5,206 was due from the Fund.  Additionally, CSS received $4,125 of the $28,857 of filing and registration fees expense incurred for hourly services provided to the Fund.

Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and Dividend Disbursing Agent.  For the six months ended June 30, 2012, CFSI earned $44,466 for its services, of which $3,181 was due from the Fund.

Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent.  For the six months ended June 30, 2012, CFA earned $71,282 for its services, of which $3,627 was due from the Fund.

Certain officers and/or an interested director of the Fund are also officers, principals and/or a director of CFA, CSS, FDCC and CFSI.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2012, aggregated $34,986,620 and $64,384,646, respectively.  These amounts do not include purchases of $13,106,679 to cover short sales and proceeds of $2,156,807 from sales of short securities.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.  Differences may be permanent or temporary.  Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.  Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.  Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011 was as follows:

	Six months ended June 30, 2012 (unaudited)	Year ended December 31, 2011
Distributions paid from:
Ordinary income	$2,270,013	$ 2,241,706
Return of capital	-	2,184,376
Total	$2,270,013	$ 4,426,082

As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain (loss)	$ (12,234,387)
Net unrealized appreciation (depreciation) on investments	24,153,404
$ 11,919,017

As of June 30, 2012, the Fund has a capital loss carryforward of $6,538,206 available to offset future capital gains, if any.  To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.  $6,345,631 of this loss carryforward expires in 2018 and $192,575 of short-term losses can be carried forward indefinitely.

The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2012, the cost for Federal income tax purpose was $109,698,669.

Net unrealized appreciation consists of:
Gross unrealized appreciation	$ 25,126,308
Gross unrealized depreciation	(972,904)
Net unrealized appreciation	$ 24,153,404

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class I Shares Six months ended June 30, 2012 (unaudited)		Class I Shares Year ended December 31, 2011

	Shares	Value	Shares	Value
Shares sold	2,621,746	$33,427,828	10,857,209	$133,010,540
Shares reinvested	51,763	671,483	122,118	1,370,778
Shares redeemed	(5,266,557)	(67,432,638)	(5,414,928)	(60,567,517)
Net increase (decrease)	(2,593,048)	$(33,333,327)	5,564,399	$73,813,801

	Class P Shares Six months ended June 30, 2012 (unaudited)		Class P Shares Year ended December 31, 2011

	Shares	Value	Shares	Value
Shares sold	57,221	$732,875	609,425	$7,562,620
Shares reinvested Shares redeemed	3,161 (76,891)	40,682 (980,013)	11,648 (635,437)	127,730 (7,181,890)
Net increase (decrease)	(16,509)	$(206,456)	(14,364)	$508,460

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with  J. P. Morgan Clearing Corp. (“JPM”),  brokerage services provider, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund.  Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator.  JPM transferred $82,985 to the Fund’s administrator to offset operating expenses for the six months ended June 30, 2012.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry.  An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.  The Fund also engages in borrowing for leverage.  The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities.  The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time.  However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund.  Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk.  There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns.  If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage.  To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender.  Pledged securities will be held by the lender and will not be available for other purposes.  The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender.  Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable.  The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time.   This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used.  Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used.  Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The average borrowings for the six months ended June 30, 2012 were $314,633.  The interest rate charged for these borrowings, Fed Fund open rate plus 50 basis points, was 0.67% at June 30, 2012 (average rate for year was 0.68%) and the Fund incurred interest expense of $535 for the six months ended June 30, 2012.  Securities with a value of $22,123,224, including securities of $22,065,303 and cash of $57,921, were held as collateral on these borrowings.

NOTE 8 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic820): Amendments t Achieve Common Fair Value Measurement and Disclosure Requirements in  U.S GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 clarifies existing requirements for measuring fair value and for disclosure about fair value measurements in converged guidance of the FASB and the International Accounting Standards Board.  The Amendments are to be applied prospectively.  The amendments are effective during interim and annual periods beginning after December 15, 2011.  Early application by public entities is not permitted.  Management is currently evaluating the impact ASU No. 2011-04 will have on the financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued.  Except as already included in the notes to these financial statements, no additional items require disclosure.

REMS REAL ESTATE VALUE FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.   The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2012 and held for the six months ended June 30, 2012.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Class I Shares	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period* January 1, 2012 through June 30, 2012
Actual	$1,000	$1,183.80	$8.69
Hypothetical (5% return before expenses)	$1,000	$1,017.50	$8.02

Class P Shares	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period* January 1, 2012 through June 30, 2012
Actual	$1,000	$1,181.90	$10.04
Hypothetical (5% return before expenses)	$1,000	$1,015.75	$9.27

* Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class I and 1.85% for Class P, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

Investment Adviser:
Real Estate Management Services Group
1100 Fifth Avenue South,
Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to the REMS fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway,
Suite 205
Richmond, Virginia 23235

More Information:
For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services, Inc. at (800) 527-9525 Toll Free.  Fund information is also available online at www.theworldfunds.com

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification  of  Principal  Executive  Officer  and  Principal  Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
         John Pasco, III
         Principal Executive Officer

Date: September 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
         Karen Shupe
         Principal Financial Officer

Date: September 10, 2012